Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2025
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Capital Commitments	Commitments and guarantees

	SA Rand
Figures in million	2025	2024
Capital expenditure commitments
Contracts for capital expenditure (a)	4 316	1 681
Share of joint operation's contracts for capital expenditure	13	21
Authorised by the directors but not contracted for (b)	18 462	14 442
Total capital commitments	22 791	16 144
(a)The increase relates mainly to capital commitments of approximately R1.8 billion for the Eva Copper mine in anticipation of its start. Further, approximately R0.6 billion of the increase relates to the renewable energy project at Moab Khotsong.
(b)The increase relates mainly to reclamation and deposition projects and the Nooitgedacht TSF construction project, increasing approximately R2.1 billion and R1.2 billion respectively. Further to this is approximately R1.6 billion for the
Mponeng life of mine extension and deepening project. This was partially offset by a R0.8 billion decrease for the
Kareerand TSF extension as the project comes to an end in FY26.
Disclosure of Guarantees

	SA Rand
Figures in million	2025	2024
Guarantees
Guarantees and suretyships[1]	757	519
Environmental guarantees[2]	539	509
Total guarantees	1 296	1 028
[1]The guarantees and suretyships mainly relate to Eskom guarantees.
2At 30 June 2025, R257 million (2024: R217 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions.
Refer to note 15.